Stock-Based Employee Compensation (Options Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding, beginning balance (in shares)	153,093
Granted (in shares)	0
Exercised (in shares)	(87,262)
Canceled (in shares)	(844)
Outstanding, ending balance (in shares)	64,987	153,093
Vested at December 31, 2019 (in shares)	64,987
Options Exercisable at December 31, 2019 (in shares)	64,987
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 29.06
Granted (in dollars per share)	0
Exercised (in dollars per share)	19.96
Canceled (in dollars per share)	33.73
Outstanding, ending balance (in dollars per share)	41.22	$ 29.06
Vested at December 31, 2019 (in dollars per share)	41.22
Options Exercisable at December 31, 2019 (in dollars per share)	$ 41.22
Weighted-Average Remaining Contractual Term
Outstanding (Years)	10 months 13 days	1 year 2 months 23 days
Vested at December 31, 2019 (Years)	10 months 13 days
Options Exercisable at December 31, 2019 (Years)	10 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 5,990,000	$ 10,399,000
Vested at December 31, 2019	5,990,000
Options Exercisable at December 31, 2019	5,990,000
Total intrinsic value of stock options exercised	8,100,000	$ 11,100,000	$ 4,500,000
Total unrecognized compensation cost	$ 0